Accounting Policies - Summary of Foreign Currency Translation (Details) (Detail) - Rate	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Brazilian Real [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Brazilian Real
Average foreign exchange rate	4.3085	3.6054	3.8561
Year-end foreign exchange rate	4.4440	3.9729
Canadian Dollar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Canadian Dollar
Average foreign exchange rate	1.5294	1.4647	1.4659
Year-end foreign exchange rate	1.5605	1.5039
Chinese Renminbi [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Chinese Renminbi
Average foreign exchange rate	7.8081	7.6290	7.3522
Year-end foreign exchange rate	7.8751	7.8044
Hungarian Forint [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Hungarian Forint
Average foreign exchange rate	318.8897	309.1933	311.4379
Year-end foreign exchange rate	320.9800	310.3300
Indian Rupee [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Indian Rupee
Average foreign exchange rate	80.7332	73.5324	74.3717
Year-end foreign exchange rate	79.7298	76.6055
Philippine Peso [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Philippine Peso
Average foreign exchange rate	62.2101	56.9734	52.5555
Year-end foreign exchange rate	60.1130	59.7950
Polish Zloty [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Polish Zloty
Average foreign exchange rate	4.2615	4.2570	4.3632
Year-end foreign exchange rate	4.3014	4.1770
Pound Sterling [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Pound Sterling
Average foreign exchange rate	0.8847	0.8767	0.8195
Year-end foreign exchange rate	0.8945	0.8872
Romanian Leu [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Romanian Leu
Average foreign exchange rate	4.6540	4.5688	4.4904
Year-end foreign exchange rate	4.6635	4.6585
Serbian Dinar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Serbian Dinar
Average foreign exchange rate	118.2302	121.3232	123.1356
Year-end foreign exchange rate	118.3157	118.3086
Swiss Franc [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Swiss Franc
Average foreign exchange rate	1.1550	1.1117	1.0902
Year-end foreign exchange rate	1.1269	1.1702
Ukrainian Hryvnia [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Ukrainian Hryvnia
Average foreign exchange rate	32.0987	30.0341	28.2812
Year-end foreign exchange rate	31.6900	33.6769
US Dollar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	US Dollar
Average foreign exchange rate	1.1810	1.1297	1.1069
Year-end foreign exchange rate	1.1450	1.1993